Cover	12 Months Ended
Dec. 28, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Kratos Defense & Security Solutions, Inc.
Entity Central Index Key	0001069258